CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Tables)	12 Months Ended
Dec. 31, 2013
CONDENSED FINANCIAL INFORMATION OF THE COMPANY
Schedule of balance sheets

BALANCE SHEETS

(Amounts expressed in thousands of U.S. dollars, except number of shares and per share data)

	As of December 31
	2012	2013
Assets
Current assets:
Cash and cash equivalents	4,882	5,519
Amounts due from subsidiaries	62,904	59,928
Amounts due from related party	—	5,000
Prepayments and other current assets, net	213	255
Total current assets	67,999	70,702
Investment in subsidiaries	10,880	(4,516)
Total assets	78,879	66,186
Liabilities and shareholders’ equity
Current liabilities:
Accrued expenses and other current liabilities	806	1,246
Shareholders’ equity:
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 153,585,440 shares issued and 116,599,856 shares outstanding as of December 31, 2012 and 155,152,737 shares issued and 104,014,754 shares outstanding as of December 31, 2013	15	15
Additional paid-in capital	161,017	158,384
Treasury stock at cost, 36,985,584 shares as of December 31, 2012 and 41,872,088 shares as of December 31, 2013	(13,886)	(15,961)
Accumulated other comprehensive Income	11,394	11,387
Accumulated deficit	(83,249)	(91,667)
Statutory reserve	2,782	2,782
Total shareholders’ equity	78,073	64,940
Total liabilities and shareholders’ equity	78,879	66,186

Schedule of statements of operations and comprehensive loss

STATEMENTS OF COMPREHENSIVE LOSS

(Amounts expressed in thousands of U.S. dollars,except number of shares and per share data)

	Years ended December 31
	2011	2012	2013
Operating expenses:
Research and development, net	—	—	—
Selling and marketing	—	—	—
General and administrative	(1,815)	(1,638)	(1,376)
Loss from operations	(1,815)	(1,638)	(1,376)
Other income:
Interest income	—	1	(5)
Interest expense	—	(12)	—
Gain on disposal of marketable equity securities	1,517	—	—
Gain on disposal of subsidiary	—	1,133	—
Others, net	159	159	159
Loss before income taxes	(139)	(357)	(1,222)
Income tax expense	—	(41)	—
Loss before share of net loss of subsidiaries	(139)	(398)	(1,222)
Share of net loss of subsidiaries	(28,061)	(221)	(7,196)
Net loss	(28,200)	(619)	(8,418)
Loss attributable to ordinary shareholders	(28,200)	(619)	(8,418)
Other comprehensive income/(loss):
Foreign currency translation adjustment	1,835	12	(7)
Reclassification of foreign currency translation adjustment into earnings due to disposal of a subsidiary, net of taxes	—	(1,468)	—
Unrealized gain on marketable equity securities	149	—	—
Reclassification of unrealized gain on marketable equity securities into earnings	(1,517)	—	—
Total other comprehensive income/(loss)	467	(1,456)	(7)
Total comprehensive loss	(27,733)	(2,075)	(8,425)

Schedule of statements of cash flows

STATEMENTS OF CASH FLOWS

(Amounts expressed in thousands of U.S. dollars, except number of shares and per share data)

	Years ended as of December 31
	2011	2012	2013
Cash flows from operating activities:
Net loss	(28,200)	(619)	(8,418)
Adjustments to reconcile net loss to net cash used in operating activities:
Share of net loss of subsidiariesa	28,061	221	7,196
Gain on sale of marketable equity securities	(1,517)	—	—
Gain on disposal of subsidiary	—	(1,133)	—
Changes in assets and liabilities:
Amounts due from subsidiaries	1,841	1,413	2,976
Prepayments and other current assets	(130)	162	(41)
Accrued expenses and other current liabilities	(112)	(297)	440
Net cash (used in)/provided by operating activities	(57)	(253)	2,153
Cash flows from investing activities:
Proceeds from disposal of marketable equity securities	1,585	—	—
Proceeds from disposal of subsidiaries	—	10,410	5,000
Net cash provided by investing activities	1,585	10,410	5,000
Cash flows from financing activities:
Repurchase of shares	(2,654)	(7,396)	(6,638)
Proceeds from exercise of share options	—	64	122
Net cash used in financing activities	(2,654)	(7,332)	(6,516)
Net (decrease)/increase in cash and cash equivalents	(1,126)	2,825	637
Cash and cash equivalents at beginning of year	3,183	2,057	4,882
Cash and cash equivalents at end of year	2,057	4,882	5,519